Supplementary Information - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Supplemental Financial Information [Line Items]
Deferred mobilization fees	$ 8.1	$ 1.6
Accrued interest expense	16.8	9.7
Worker's compensation liabilities	2.7	2.3
Accrued payroll and payroll taxes	33.5	26.0
Other Long Term Obligations [Member]
Supplemental Financial Information [Line Items]
Worker's compensation liabilities	$ 3.0	$ 2.5